Schedule of Derivative Liabilities at Fair Value (Details) (USD $)	6 Months Ended
Jul. 31, 2013
Derivative Liability Schedule Of Derivative Liabilities At Fair Value 1	$ 0
Derivative Liability Schedule Of Derivative Liabilities At Fair Value 2	265,000
Derivative Liability Schedule Of Derivative Liabilities At Fair Value 3	338,300
Derivative Liability Schedule Of Derivative Liabilities At Fair Value 4	$ 603,300